Tax matters	12 Months Ended
Dec. 31, 2019
Tax matters
Tax matters

26. Tax matters

a)   Income tax

The components of Income tax for 2017, 2018 and 2019 are as follows:

	2017	2018	2019

Current income tax expense:
Tax expense for current year	4,215	5,615	7,099
Deferred income tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	1,281	(157)	(190)
Total Income tax	5,496	5,458	6,909

b)   Income tax reconciliation

The reconciliation of the income tax calculated at the corporate income tax rate of 30% to the income tax recognized and the breakdown of the effective tax rate are as follows:

	2017	2018	2019

Profit before tax	24,174	24,814	27,290

Income tax at 30%	7,252	7,444	8,187

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(1,742)	(1,542)	(890)
Due to effect of tangible assets	(78)	(76)	19
Due to effect of non-deductible expenses, non-taxable income and others	64	(368)	(407)
Income Tax	5,496	5,458	6,909

Effective tax rate	22.74%	22.00%	25.32%
Current tax liability	—	—	—

Income tax	5,496	5,458	6,909
Of which:
Current	4,215	5,615	7,099
Deferred	1,281	(157)	(190)

The Bank is subject to regular reviews by the Mexican Tax Administration Service. As of December 31, 2019, there are no tax contingencies arising because of such tax reviews requiring disclosure.

c)   Tax recognized in consolidated equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

	2017	2018	2019

Net tax credited/(charged) to consolidated equity:
Remeasurement of defined benefit obligation	(200)	(64)	462
Measurement of Available-for-sale - Debt instruments	(478)	—	—
Measurement of Available-for-sale - Equity instruments	1	—	—
Measurement of Financial assets at fair value through other comprehensive income - Debt instruments	—	371	(980)
Measurement of financial derivatives (Cash flow hedges)	440	276	(6)
Paid interests on Subordinated Additional Tier I Capital Notes	191	254	255
Income tax from sale of the Custody business	—	255	—
	(46)	1,092	(269)

d)   Deferred tax assets and liabilities

Main components of the Bank’s gross deferred tax assets and liabilities are as follows:

	12/31/2018	12/31/2019

Total deferred tax assets prior to offsetting	20,791	20,757
Of which:
Tangible assets and deferred charges	1,984	2,050
Provisions	2,295	2,268
Impairment losses on financial assets at amortized cost	10,057	10,010
Capital losses carryforward(*)	2,683	2,708
Labor provisions	1,135	1,435
Fees and interest collected in advance	1,060	995
Foreign exchange rate financial derivatives	1,577	1,291
Total deferred tax liabilities prior to offsetting	(3,304)	(3,461)
Of which:
Unrealized gains on financial instruments	(2,729)	(2,816)
Prepayments	(355)	(347)
Other	(220)	(298)

(*)The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

As of December 31, 2019, the detail of capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2016	2026	140	43
2017	2027	3,025	907
2018	2028	3,297	989
2019	2029	2,562	769
		9,024	2,708

The Bank only recognizes deferred tax assets for temporary differences and tax credit carryforward where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilized.

After offsetting, deferred tax assets and liabilities are presented on the consolidated balance sheet as follows:

	12/31/2018	12/31/2019

Presented as deferred tax assets (*)	17,574	17,401
Presented as deferred tax liabilities	(87)	(105)
Net	17,487	17,296

(*)This amount represents the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred income tax expense/(benefit). This is due to deferred taxes that are recognized directly in consolidated equity and the acquisition and disposal of entities as part of ordinary activities.

The changes in the total deferred tax assets and liabilities, prior to offsetting, in the last two years were as follows:

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2018	Income	Income	Movements	12/31/2018

Deferred tax assets	17,184	2,882	725	—	20,791
Deferred tax liabilities	(635)	(2,725)	14	42	(3,304)
	16,549	157	739	42	17,487

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2019	Income	Income	Movements	12/31/2019

Deferred tax assets	20,791	881	(915)	—	20,757
Deferred tax liabilities	(3,304)	(691)	462	72	(3,461)
	17,487	190	(453)	72	17,296